Financial Risk Management - Summary of Valuation Inputs and Relationships to Fair Value (Detail)	Jun. 30, 2020 AUD ($)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Face value	$ 1.00
Convertible Notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Convertible note	8,789,113
Face value	$ 13,750,828
Interest rate of note	0.03
Convertible Notes [member] | Level 3 [member] | Adjustment to mid-market consensus price, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rate of note	0.15